DBLAINE INVESTMENT TRUST

January 6, 2011

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Dblaine Investment Trust
Post Effective Amendment No. 2 to the Registration Statement on Form N-1A
(File No. 333-162536, CIK No. 0001474273)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by the Dblaine Investment Trust, on behalf of the Dblaine Fund (the "Fund"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of Dblaine Investment Trust, (the "Trust"), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Trust's registration statement on Form N-1A (the "Amendment").  The text of the Amendment was filed electronically with the Securities and Exchange Commission on December 30, 2010.

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or Parker Bridgeport of Thompson Hine LLP at (614) 469-3238.

Sincerely,

/s/ David B. Welliver
David B. Welliver
President